GNA VARIABLE INVESTMENT ACCOUNT

Financial Statements

June 30, 2003

(Unaudited)

GNA VARIABLE INVESTMENT ACCOUNT

June 30, 2003

GNA VARIABLE INVESTMENT ACCOUNT

Statement of Assets and Liabilities

June 30, 2003

(Unaudited)

	GE Investments Funds, Inc.
	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	U.S. Equity Fund
Assets
Investments at market value (see cost below; note 2a):	$24,159,745	6,414,214	10,659,576	4,490,256	4,507,941	4,577,607
Dividend receivable	—	—	—	2,560	—	—
Receivable from affiliate (note 4d)	5,505	11,726	9,495	25,935	9,731	14,710

Total net assets	24,165,250	6,425,940	10,669,071	4,518,751	4,517,672	4,592,317

Net Assets
Attributable to:
Deferred variable annuity contract holders	$1,562,309	535,660	4,044,163	694,453	4,502,224	4,574,114
General Electric Capital Assurance Company (note 4b)	22,602,941	5,890,280	6,624,909	3,824,298	15,449	18,203

Net assets	$24,165,250	6,425,940	10,669,071	4,518,751	4,517,672	4,592,317

Outstanding units attributable to contract holders (note 5):	117,052	63,849	323,957	60,133	329,454	404,882

Net asset value per unit	$13.35	8.39	12.48	11.55	13.67	11.30

Investments in securities, at cost	$24,419,935	7,747,907	4,490,257	4,088,539	4,447,516	11,509,782

Shares outstanding	1,800,279	933,656	712,539	4,490,256	72,944	161,639

See accompanying notes to financial statements.

GNA VARIABLE INVESTMENT ACCOUNT

Statements of Operations

(Unaudited)

	GE Investments Funds, Inc.
	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	U.S. Equity Fund
	Period ended June 30, 2003	Period ended June 30, 2003	Period ended June 30, 2003	Period ended June 30, 2003	Period ended June 30, 2003	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	21,809	—	—
Expenses — Mortality and expense risk charges (note 4a)	11,145	3,557	26,441	5,424	29,148	30,680

Net investment income (expense)	(11,145)	(3,557)	(26,441)	16,385	(29,148)	(30,680)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	9,056	(98,639)	(6,032)	—	710,545	982,905
Unrealized appreciation (depreciation) on investments	859,834	714,414	1,230,036	—	1,066,921	1,009,073

Net realized and unrealized gain (loss) on investments	868,890	615,775	1,224,004	—	1,777,466	1,991,978

Increase (decrease) in net assets from operations	$857,745	612,218	1,197,563	16,385	1,748,318	1,961,298

See accompanying notes to financial statements.

GNA VARIABLE INVESTMENT ACCOUNT

Statements of Changes in Net Assets

June 30, 2003

(Unaudited)

	GE Investments Fund, Inc.
	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	U.S. Equity Fund
	Period ended June 30, 2003	Period ended June 30, 2003	Period ended June 30, 2003	Period ended June 30, 2003	Period ended June 30, 2003	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(11,145)	(3,557)	(26,441)	16,385	(29,148)	(30,680)
Net realized gain (loss)	9,056	(98,639)	(6,032)	—	710,545	982,905
Unrealized appreciation (depreciation) on investments	859,834	714,414	1,230,036	—	1,066,921	1,009,073

Increase (decrease) in net assets from operations	857,745	612,218	1,197,563	16,385	1,748,318	1,961,298

From capital transactions:
Net effect of transactions by General Electric Capital Assurance Company	27,979	(13,581)	(8,965)	106,106	(9,971,638)	(15,133,523)
Net contract purchase payments	18	503	705	—	629	103
Transfers to the general account of General Electric Capital Assurance Company
Surrender Benefits	(153,233)	(57,479)	(320,048)	(187,470)	(192,965)	(355,624)
Certificate maintenance charges	—	—	—	—	—	—
Transfers from (to) the Fixed MGA Account (note 4a)	—	(3,888)	—	—	(16,011)	(127,403)
Interfund transfers	1,964	380	7,696	25,810	2,787	(38,637)

Increase (decrease) in net assets from capital transactions	(123,272)	(74,065)	(320,612)	(55,554)	(10,177,198)	(15,655,084)

Increase (decrease) in net assets	734,473	538,153	876,951	(39,169)	(8,428,880)	(13,693,786)
Net assets at beginning of period	23,425,290	5,876,062	9,782,614	4,632,108	12,936,793	18,271,410

Net assets at end of period	$24,159,763	6,414,215	10,659,565	4,592,939	4,507,913	4,577,624

Changes in units (note 5):
Units purchased	36,184	223,832	80,421	1,063,421	1,307	28
Units redeemed	(185,060)	(2,637)	(3,149,570)	(1,511,256)	(3,895,638)	(4,313,862)

Net increase (decrease) in units from capital transactions with contract holders during the period ended June 30, 2003	(148,876)	221,195	(3,069,149)	(447,835)	(3,894,331)	(4,313,834)

See accompanying notes to unaudited financial statements.

GNA VARIABLE INVESTMENT ACCOUNT

Notes to Financial Statements

June 30, 2003

(Unaudited)

(1)	Description of Entity

GNA Variable Investment Account (the “Account”) is a separate investment account established in 1981 by Great Northern Insured Annuity Corporation under laws of the State of Washington. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust.

General Electric Capital Assurance Company (“GECA”) is a stock life insurance company operating under a charter granted by the State of Delaware. Originally, GECA was organized under the laws of the State of Washington in 1956 as United Pacific Life Insurance Company. On May 12, 1992, GECA redomesticated to Delaware. On July 14, 1993, 100% of GECA’s outstanding capital stock was sold to General Electric Capital Corporation (“GE Capital”) pursuant to a Stock Purchase Agreement, following regulatory approval by the Delaware Department of Insurance. GE Capital subsequently contributed GECA to its wholly owned subsidiary, GNA Corporation, (“GNA”), which was subsequently contributed to GE Financial Assurance Holdings, Inc. (“GE Financial Assurance”). On April 1, 1994, GNA changed its name to General Electric Capital Assurance Company.

GE Financial Assurance indirectly owns 100% of GECA’s outstanding common stock. All of GECA’s outstanding non-voting preferred stock is owned by GNA Corporation. GE Financial Assurance is a wholly-owned subsidiary of GEI, Inc. (“GEI”). GEI is a wholly owned subsidiary of GE Capital which in turn is wholly owned, directly or indirectly, by General Electric Company (“GE”).

GECA principally offers life and health insurance. GECA does business in the District of Columbia and all states except New York. Our principal offices are located at 6604 West Broad Street, Richmond, Virginia 23230.

The Account holds certain benefits for group and individual deferred variable annuity contracts issued by GNA. No new contracts are issued in the Account; however, existing contract holders can continue to add purchase payments to the Account.

(2)	Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at fair market value, which are based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date while distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

(b)  Federal Income Taxes

The operations of the Account are a part of, and are taxed with, the operations of GECA. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax provision was required. GECA is taxed as a life insurance company under the Internal Revenue Code.

(c)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

GNA VARIABLE INVESTMENT ACCOUNT

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the period ended June 30, 2003 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
GE Investments Funds, Inc.:
Income Fund	$91,125	$242,376
International Equity Fund	54,094	114,578
Mid-Cap Value Equity Fund	199,042	510,690
Money Market Fund	135,495	277,346
Premier Growth Equity Fund	294,224	10,028,587
U.S. Equity Fund	160,043	15,187,085

(4)	Related Party Transactions and Contract Charges

(a)  General Electric Capital Assurance

Net contract purchase payments transferred from GECA to the Account represent gross purchase payments recorded by GECA on its group deferred variable annuity products, less deductions for premium taxes in certain states. A withdrawal charge (contingent deferred sales charge) may be assessed against certain amounts withdrawn within five years of any purchase payment. Subject to certain limitations, this charge equals 5% (or less) of the purchase payment surrendered, depending on when the purchase payment was allocated to the contract and the time of the surrender.

Participants may transfer amounts among the account’s portfolios and the fixed MGA (Modified Guaranteed Annuity) Account that is part of the general account of GECA.

Each year GECA deducts a certificate maintenance charge of $40 from each certificate. GECA assesses this fee as partial compensation for certain administrative services. GECA will waive the certificate maintenance charge if, at the time of the assessment, the certificate value is $40,000 or greater.

GECA charges to the certificate’s assets allocated to the Account, an administration charge at an annual effective rate of .15% of the average daily net assets allocated to the capitalized account, as partial compensation for certain administrative services.

GECA charges to the certificate’s assets allocated to the Account, a mortality and expense risk charge at an annual effective rate of 1.25% of average daily net assets allocated to the Account, for the morality and expense risk that GECA assumes.

Units are not assigned to capital transactions to GECA and no contract charges are assessed against GECA’s net assets.

GNA VARIABLE INVESTMENT ACCOUNT

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

(b)  Capitalization

Affiliates of the Account have capitalized certain portfolios of GE Investments Funds, Inc. Ownership interest may be redeemed at any time without prior notice to contract owners.

GE Investments Funds, Inc.	GE Capital Assurance Co.

Income Fund	1,684,068 shares with a market value of $22,600,189

International Equity Fund	856,538 shares with a market value of $5,884,417

Mid-Cap Value Equity Fund	442,524 shares with a market value of $6,620,161

Money Market Fund	3,810,051 shares with a market value of $3,810,051

Premier Growth Equity Fund	171 shares with a market value of $10,583

U.S. Equity Fund	383 shares with a market value of $10,848

(c)  GE Investments Funds, Inc.

GE Asset Management Incorporated (Investment Advisor), an indirect wholly-owned subsidiary of GE Company, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on average daily net assets at an effective annual rate of .50% for the Income Fund, 1.00% for the International Equity Fund, .65% for the Mid Cap Value Equity, .50 % for the Money Market, .65% for the Premier Growth Equity Fund, and .55% for the U.S. Equity Fund.

(d)  Receivable From Affiliate

Receivable from affiliate represents receivable from GECA attributable to decreases in share values between the date charges and deductions are assessed and the dates corresponding shares are redeemed.

(e)  GNA Distributors

GNA Distributors, an affiliate of GNA, is a Washington Corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the NASD, Inc. GNA Distributors serves as principal underwriter for variable annuity insurance policies issued by GECA. GECA pays commission and other marketing related expenses to GNA Distributors. Certain officer and directors of GECA are also officers and directors of GNA Distributors.

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values. The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the period ended June 30, 2003 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, and investment income ratios for the period ended June 30, 2003 follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the Account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract holder’s accounts through the redemption of units and expenses of the underlying portfolios are excluded.

GNA VARIABLE INVESTMENT ACCOUNT

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolio, divided by average net assets.

The total return below represents the annual total return for the periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or Statement of Additional Information for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption for units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

FINANCIAL HIGHLIGHTS

	As of June 30, 2003
		Net Assets		Expenses as a % of Average Net Assets	Net Investment Income Ratio	Total Return
	Units	Unit Value	000s
GE Investments Funds, Inc.:
Income Fund	117,052	$13.35	$1,563	1.40%	0.00%	3.08%
International Equity Fund	63,849	8.39	536	1.40%	0.00%	9.53%
Mid-Cap Value Equity Fund	323,957	12.48	4,043	1.40%	0.00%	11.62%
Money Market Fund	60,133	11.55	695	1.40%	0.57%	(0.26)%
Premier Growth Equity Fund	329,454	13.67	4,504	1.40%	0.00%	12.14%
U.S. Equity Fund	404,882	11.30	4,575	1.40%	0.00%	9.28%